UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                               ---------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                 --------------------------
  This Amendment (Check only one.):         [  ]   is a restatement.
                                            [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
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Address:       301 Carlson Parkway, Suite 120
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               Minnetonka, Minnesota 55305
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Form 13F File Number:  28- 2786
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          James R. Jundt
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Title:         Chairman
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Phone:         (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ James R. Jundt        Minneapolis, Minnesota         January 3, 2007
----------------------    ---------------------------    -----------------------
[Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                --------------------------------

Form 13F Information Table Entry Total:         33
                                                --------------------------------

Form 13F Information Table Value Total:         $ 99,637
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                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                     Voting Authority
                                                                                                     ----------------
                                   Title of                  Value    Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                     class       CUSIP        (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers   Sole   Shared  None
------------------------------     ---------   --------     --------  --------   ---  ----  -------  --------   -----  ------  ----

AKAMAI TECHNOLOGIES COM            COM         00971T101       1116      21000   SH         Sole                21000
AMERICAN TECHNOLOGY CP COM NEW     COM         030145205        185      47100   SH         Sole                47100
AMGEN INC. CMN                     COM         031162100        758      11100   SH         Sole                11100
APPLE COMPUTER, INC. CMN           COM         037833100       4369      51500   SH         Sole                51500
BIOGEN IDEC INC                    COM         09062X103       2951      60000   SH         Sole                60000
CISCO SYS INC                      COM         17275R102       2312      84600   SH         Sole                84600
COSTCO WHSL CORP NEW COM           COM         22160k105       4156      78600   SH         Sole                78600
DIOMED HOLDINGS INC COM NEW        COM         25454R207        189     245000   SH         Sole               245000
EBAY INC                           COM         2.79E+08        2857      95000   SH         Sole                95000
EXLSERVICE HLDGS INC COM           COM         3.02E+08        1090      51800   SH         Sole                51800
GENZYME CORP                       COM         3.73E+08        5191      84300   SH         Sole                84300
GILEAD SCIENCES INC COM            COM         3.76E+08        4285      66000   SH         Sole                66000
GOOGLE INC CL A                    COM         38259P508       5065      11000   SH         Sole                11000
HOLOGIC INC COM                    COM         4.36E+08         468       9900   SH         Sole                 9900
ILLUMINA INC                       COM         4.52E+08        5130     130500   SH         Sole               130500
IMMERSION CORPORATION CMN          COM         4.53E+08        6858     945985   SH         Sole               945985
INTUITIVE SURGICAL INC COM         COM         46120E602       2167      22600   SH         Sole                22600
NYMEX HOLDINGS INC COM             COM         62948N104       1079       8700   SH         Sole                 8700
SCHERING PLOUGH CORP PFD CONV      COM         8.07E+08         819      14400   SH         Sole                14400
SCHERING-PLOUGH CORP CMN           COM         8.07E+08        6090     257600   SH         Sole               257600
SEPRACOR INC CMN                   COM         8.17E+08        4212      68400   SH         Sole                68400
SIRIUS SATELLITE RADIO COM         COM         82966U103       1398     395000   SH         Sole               395000
SPRINT NEXTEL CORP                 COM         8.52E+08        4054     214600   SH         Sole               214600
VANDA PHARMACEUTICALS COM          COM         9.22E+08        4278     173550   SH         Sole               173550
WEBEX INC                          COM         94767L109       3733     107000   SH         Sole               107000
XM SATELLITE RADIO HLDGS INC C     COM         9.84E+08        4240     293427   SH         Sole               293427
ZIMMER HLDGS INC COM               COM         98956P102        627       8000   SH         Sole                 8000
BAIDU.COM, INC. SPONSORED ADR      ADR         056752108       4671      41450   SH         Sole                41450
CHINA MED TECHNOLOGIES SPONSOR     ADR         1.69E+08        4718     174300   SH         Sole               174300
MINDRAY MED INTL LTD SPON ADR      ADR         6.03E+08         304      12700   SH         Sole                12700
RESEARCH IN MOTION                 ADR         7.61E+08        4638      36300   SH         Sole                36300
SANOFI AVENTIS SPONSORED ADR       ADR         80105N105       3998      86600   SH         Sole                86600
SCHLUMBERGER LTD CMN               ADR         8.07E+08        1630      25800   SH         Sole                25800
REPORT SUMMARY                              33 DATA RECORDS   99637              0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED